FINANCIAL STATEMENT DETAILS - Other current liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL STATEMENT DETAILS.
Accrued salaries, wages and related costs	$ 98.5	$ 131.9	$ 109.6
Accrued customer volume rebates	132.4	146.0	148.9
Contingent consideration	7.0	3.3	3.5
Value added, general and sales tax payable	34.1	36.0	41.5
Accrued interest payable	0.5	24.6	30.1
Income taxes payable	8.5	6.0	19.4
Interest rate swaps	9.6	8.8
Operating lease liabilities	20.0	22.9	31.9
Accrued share-based compensation	6.3	69.6	1.7
Other accrued liabilities	75.2	63.3	62.2
Other current liabilities	$ 392.1	512.4
Other liabilities		$ 512.4	$ 448.8